Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	C.H. ROBINSON WORLDWIDE, INC.
Entity Central Index Key	0001043277
Amendment Flag	false
Entity File Number	000-23189
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1883630
Entity Address, Address Line One	14701 Charlson Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55347
City Area Code	952
Local Phone Number	937-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	CHRW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false